Warrant liabilities - Additional Information (Detail) € / shares in Units, € in Thousands			6 Months Ended
	Apr. 15, 2022 EUR (€) shares	Mar. 16, 2022 Warrants	Jun. 30, 2022 EUR (€) Warrants	Jun. 30, 2021 EUR (€) € / shares	Jun. 30, 2022 Warrants $ / shares shares	Jun. 30, 2022 Warrants € / shares shares		Dec. 31, 2021 Warrants € / shares	Dec. 31, 2020 € / shares
Disclosure of Warrant Liabilities [Line Items]
Par or stated value per share | € / shares				€ 1				€ 1	€ 1
Warrants and rights outstanding, maturity date			Mar. 16, 2027
Warrants and rights outstanding, term			5 years
Fair value gain warrant liabilities | €			€ 21,686	€ 0
Ordinary shares [member]
Disclosure of Warrant Liabilities [Line Items]
Par or stated value per share | € / shares						€ 0.12		€ 1
Public Warrants [Member]
Disclosure of Warrant Liabilities [Line Items]
Warrants assumed on transaction date | Warrants		13,799,948	13,799,948
Warrants outstanding | Warrants					13,799,948	13,799,948		0
Warrants exercise period from date of transaction			30 days
Public Warrants [Member] | Ordinary shares [member]
Disclosure of Warrant Liabilities [Line Items]
Class of warrant or right, number of securities called by each warrant or right | shares					1	1
Par or stated value per share | € / shares						€ 0.12
Class of warrant or right, exercise price of warrants or rights | (per share)					$ 11.5	€ 10.97	[1]
Private Warrants [Member]
Disclosure of Warrant Liabilities [Line Items]
Warrants assumed on transaction date | Warrants		9,360,000	9,360,000
Warrants outstanding | Warrants					0	0		0
Private Warrants [Member] | Ordinary shares [member]
Disclosure of Warrant Liabilities [Line Items]
Par or stated value per share | € / shares						€ 0.12
Warrants lock in period from date of Bbsiness combination			30 days
Shares issued on exercise of warrants | shares	1,334,949
Fair value of warrants exercised | €	€ 13,854

[1]	Translated at the EUR/USD Exchange rate as at June 30, 2022.